Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Multi-Asset Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Multi-Asset Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class P Multi-Asset Portfolio	655	930